Investment Objectives and Goals	May 21, 2026
KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long BABA Daily ETF, and
KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2X Long PDD Daily ETF (each, a “Fund”)